U.S. GOVERNMENT SECURITIES FUND

Portfolio of Investments (Unaudited)

11/30/2020

Security Description	Par Value	Value (Note 1)

Government National Mortgage Association (2.76%)
5.50% 01/15/2025	23,483	25,956
6.00% 01/15/2026	69,050	78,388
5.50% 04/15/2036	108,623	127,771
5.00% 03/15/2038	88,962	99,642
6.00% 06/15/2038	37,232	43,911
3.50% 11/20/2044	226,964	244,386
Total Government National Mortgage Association (Cost $562,427)		620,054

United States Treasury Bonds (14.90%)
6.00% 02/15/2026	800,000	1,031,563
6.375% 08/15/2027	400,000	553,641
5.00% 05/15/2037	500,000	793,867
2.75% 08/15/2042	400,000	502,969
2.25% 08/15/2046	400,000	463,203
Total United States Treasury Bonds (Cost $2,900,863)		3,345,243

United States Treasury Notes (81.36%)
3.625% 02/15/2021	1,400,000	1,410,069
2.125% 08/15/2021	1,200,000	1,217,242
2.00% 02/15/2022	2,900,000	2,966,778
0.375% 03/31/2022	500,000	501,699
2.50% 08/15/2023	2,600,000	2,764,227
2.125% 02/29/2024	1,300,000	1,380,641
2.125% 05/15/2025	2,200,000	2,376,430
2.25% 08/15/2027	3,800,000	4,221,414
3.125% 11/15/2028	1,200,000	1,426,359
Total United States Treasury Notes (Cost $17,407,748)		18,264,859

Total Investments (Cost $20,871,038) (a) (99.02%)		22,230,156
Other Net Assets (0.98%)		219,341
Net Assets (100.00%)		22,449,497

(a)	Aggregate cost for federal income tax purposes is $20,871,038.

At November 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	1,359,118
Unrealized depreciation	-
Net unrealized appreciation	1,359,118

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.